Share-Based Compensation - Summary of WhiteWave Restricted Stock Unit Activity (Detail) (WhiteWave Foods [Member], Restricted Stock Units [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
WhiteWave Foods [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	1,247,596	674,681
RSUs issued	502,969	354,305
Shares issued upon vesting of RSUs	(255,948)	(186,992)
RSUs cancelled or forfeited	(145,226) [1]	(59,166)
RSUs converted from Dean Foods at Distribution	279,504	464,768
Outstanding at ending balance	1,628,895	1,247,596
Weighted average grant date fair value per share	$ 21.62	$ 10.12

[1]	Pursuant to the terms of the 2012 SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.